Going Concern (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Going Concern [Abstract]
Accumulated deficit	$ 13,134,811	$ 12,414,921
Net Loss	719,890	1,486,574
Net cash used in operating activities	$ 617,739	$ 2,234,058